RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-Current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables, net [Abstract]
Receivables with related parties	$ 147,285	$ 135,124
Employee advances and loans	25,299	28,812
Advances to suppliers for the purchase of property, plant and equipment	218,503	181,962
Advances to suppliers for the purchase of property, plant and equipment with related parties	131,365	123,599
Other tax credits	237,530	356,687
Judicial deposits and other receivables	165,667	178,602
Others	35,649	68,459
Receivables, net – Non-current	$ 961,298	$ 1,073,245